Accounting Policies - Goodwill (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2024 reporting_unit
Accounting Policies [Abstract]
Number of reporting units | reporting_unit			1
Impairment of goodwill | $	$ 0	$ 0